UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                          (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: October 6, 2014

Item 1. REPORTS TO STOCKHOLDERS.
Annual Report 2014
October 6, 2014
(Unaudited)

Horizons West Multi-Strategy
Hedged Income Fund

Institutional Class Shares
Class A Shares
Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Horizons West Multi-Strategy Hedged Income Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Horizons West Multi-Strategy Hedged Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Horizons West Multi-Strategy Hedged Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Horizons West Multi-Strategy Hedged Income Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: general risk, allocation risk, portfolio turnover risk, sector risk, investment advisor risk, operating risk, new fund risk, fund of funds risk, ETF risks, inverse ETF risk, control of ETFs risk, fixed income risk, inflation risk, interest rate risk, corporate debt securities risk, junk bonds risk, mortgage and asset-backed securities risk, risks from treasury inflation-protected securities, large-cap securities risk, small-cap and mid-cap securities, common stock risk, preferred stock risk, convertible securities risk, warrants risk, foreign securities, emerging markets risk, currency risk, depository receipts, derivatives risk, risks from purchasing options, risks from writing options, futures risk, swaps risk, short sales risk, commodities risk, master limited partnership risks, and real estate risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on Your Horizons West Multi-Strategy Hedged Income Fund:

See Our Web site at ncfunds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

Horizons West Multi-Strategy Hedged Income Fund -
Institutional Class Shares

Performance Update (Unaudited)

For the period from March 4, 2014 (Date of Initial Public Offering) to October 6, 2014 (Date of Closing)

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Barclays Capital Aggregate Index and S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
October 6, 2014	Inception	Date	Ratio*
Institutional Class Shares	2.53%	03/04/14	2.89%
Barclays Capital Aggregate Index	1.84%	N/A	N/A
S&P 500 Total Return Index	6.48%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated October 11, 2013.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Horizons West Multi-Strategy Hedged Income Fund -
Class A Shares

Performance Update (Unaudited)

For the period from March 4, 2014 (Date of Initial Public Offering) to October 6, 2014 (Date of Closing)

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Class A Shares versus the Barclays Capital Aggregate index and S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
October 6, 2014	Inception	Date	Ratio*
Class A Shares - No Sales Load	2.30%	03/04/14	3.14%
Class A Shares - 5.75% Maximum Sales Load	-3.58%	03/04/14	3.14%
Barclays Capital Aggregate Index	1.84%	N/A	N/A
S&P 500 Total Return Index	6.48%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated October 11, 2013.
Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Horizons West Multi-Strategy Hedged Income Fund -
Class C Shares

Performance Update (Unaudited)

For the period from March 4, 2014 (Date of Initial Public Offering) to October 6, 2014 (Date of Closing)

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Class C Shares versus the Barclays Capital Aggregate Index and S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
October 6, 2014	Inception	Date	Ratio*
Class C Shares	1.86%	03/04/14	3.89%
Barclays Capital Aggregate Index	1.84%	N/A	N/A
S&P 500 Total Return Index	6.48%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated October 11, 2013.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Horizons West Multi-Strategy Hedged Income Fund

Schedule of Investments
(Unaudited)

As of October 6, 2014
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 100.41%
§ Federated Government Obligations, 0.01%		1,275,342	$1,275,342

Total Short-Term Investment (Cost $1,275,342)			1,275,342

Total Value of Investments (Cost $1,275,342) - 100.41%			$1,275,342

Liabilities in Excess of Other Assets - (0.41)%			(5,152)

Net Assets - 100%			$1,270,190

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Short-Term Investment	100.41%	$1,275,342
Liabilities in excess of other assets	-0.41%	(5,152)
Total	100.00%	$1,270,190

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of October 6, 2014

Assets:
Investments, at value (cost $1,275,342)	$1,275,342
Receivables:
Dividends and interest	2

Total assets	1,275,344

Liabilities:
Due to Broker	5,079
Accrued expenses
Distribution and service fees	75

Total liabilities	5,154

Net Assets	$1,270,190

Net Assets Consist of:
Capital (par value and paid in surplus)	$1,268,319
Undistributed net investment income	1,871

Total Net Assets	$1,270,190

Institutional Class shares outstanding, no par value (unlimited authorized shares) (a)	6,836
Net Assets	66,132
Net Asset Value, Offering Price and Redemption Price Per Share	$9.67

Class A shares outstanding, no par value (unlimited authorized shares) (a)	58,834
Net Assets	572,476
Net Asset Value, Offering Price and Redemption Price Per Share	$9.73
Offering Price Per Share (9.73 ÷ 94.25%)	$10.32

Class C shares outstanding, no par value (unlimited authorized shares) (a)(b)	65,529
Net Assets	631,582
Net Asset Value, Offering Price and Redemption Price Per Share	$9.64

(a) The Fund charges a 1.00% redemption fee on shares redeemed within 60 days of issuance.
(b) The Fund charges a 1.00% contingent deferred sales charge on shares redeemed within one year of purchase.

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Statement of Operations
(Unaudited)

As of October 6, 2014

Investment Income:
Dividends and Interest	$55,644

Total Income	55,644

Expenses:
Advisory fees (note 2)	23,342
Administration fees (note 2)	11,683
Distribution and service fees - Class A	5,271
Distribution and service fees - Class C	2,084

Total Expenses	42,380

Net Investment Income	13,264

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	62,367
Change in unrealized appreciation on investments	-

Realized and Unrealized Gain on Investments	62,367

Net Increase in Net Assets Resulting from Operations	$75,631

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Statement of Changes in Net Assets
(Unaudited)

As of October 6, 2014

Operations:
Net investment income	$13,264
Net realized gain from investment transactions	62,367
Change in unrealized appreciation on investments	-

Net Increase in Net Assets Resulting from Operations	75,631

Distributions to Shareholders From:
Net investment income	(11,831)
Net realized gain from investment transactions	(62,367)

Decrease in Net Assets Resulting from Distributions	(74,198)

Beneficial Interest Transactions:
Shares sold	5,735,416
Redemption fees	177
Reinvested dividends and distributions	63,533
Shares repurchased	(4,530,369)

Increase from Beneficial Interest Transactions	1,268,757

Net Increase in Net Assets	1,270,190

Net Assets:
Beginning of Period	-
End of Period	$1,270,190

Undistributed Net Investment Income	$1,871

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Statement of Changes in Net Assets
(Unaudited)

As of October 6, 2014

Share Information:
Institutional Class
Shares sold	6,455	$66,500
Redemption fees	-	113
Reinvested dividends and distributions	382	3,696
Shares repurchased	-	-
Net Increase in Beneficial Interest Shares	6,837	70,309
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	6,837	70,309

Class A
Shares sold	493,352	4,995,318
Redemption fees	-	64
Reinvested dividends and distributions	2,969	28,918
Shares repurchased	(437,487)	(4,495,352)
Net Increase in Beneficial Interest Shares	58,834	528,948
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	58,834	528,948

Class C
Shares sold	65,807	673,598
Redemption fees	-	-
Reinvested dividends and distributions	3,204	30,919
Shares repurchased	(3,482)	(35,017)
Net Increase in Beneficial Interest Shares	65,529	669,500
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	65,529	669,500

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Financial Highlights
(Unaudited)

For a share outstanding during the period from	Institutional Class
March 4, 2014 (Date of Initial Public Investment) to October 6, 2014 (Date of Closing)	2014

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.01
Net realized and unrealized gain on securities	0.23

Total from Investment Operations	0.24

Less Distributions:
From net investment income	(0.13)
From net realized gain on investment transactions	(0.44)

Total Distributions	(0.57)

Net Asset Value, End of Period	$9.67

Total Return (c)	2.53%	(b)

Net Assets, End of Period (in thousands)	$66

Ratios of:
Gross Expenses to Average Net Assets	1.54%	(a)
Net Expenses to Average Net Assets	1.50%	(a)
Net Investment Income to Average Net Assets	0.11%	(a)

Portfolio turnover rate	264.22%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.

See Notes to Financial Statements	(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Financial Highlights
(Unaudited)

For a share outstanding during the period from	Class A
March 4, 2014 (Date of Initial Public Investment) to October 6, 2014 (Date of Closing)	2014

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.23
Net realized and unrealized gain on securities	0.00	(d)

Total from Investment Operations	0.23

Less Distributions:
From net investment income	(0.06)
From net realized gain on investment transactions	(0.44)

Total Distributions	(0.50)

Net Asset Value, End of Period	$9.73

Total Return (c)	2.30%	(b)

Net Assets, End of Period (in thousands)	$572

Ratios of:
Gross Expenses to Average Net Assets (c)	1.79%	(a)
Net Expenses to Average Net Assets (d)	1.75%	(a)
Net Investment Income to Average Net Assets (d)	0.69%	(a)

Portfolio turnover rate	264.22%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d) Less than $0.01 per share.

See Notes to Financial Statements	(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Financial Highlights
(Unaudited)

For a share outstanding during the period from	Class C
March 4, 2014 (Date of Initial Public Investment) to October 6, 2014 (Date of Closing)	2014

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on securities	0.20

Total from Investment Operations	0.19

Less Distributions:
From net investment income	(0.11)
From net realized gain on investment transactions	(0.44)

Total Distributions	(0.55)

Net Asset Value, End of Period	$9.64

Total Return (c)	1.84%	(b)

Net Assets, End of Period (in thousands)	$632

Ratios of:
Gross Expenses to Average Net Assets (c)	2.54%	(a)
Net Expenses to Average Net Assets (d)	2.50%	(a)
Net Investment Loss to Average Net Assets (d)	(0.62)%	(a)

Portfolio turnover rate	264.22%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Horizons West Multi-Strategy Hedged Income Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on March 4, 2014. The investment objective of the Fund is to seek income-oriented total return.  The Fund is a "fund of funds" and seeks to achieve its investment objective principally through investments in exchange-traded funds ("ETFs") that are registered under the Investment Company Act of 1940 and not affiliated with the Fund. The Fund's investment advisor (the "Advisor") is CV Investment Advisors, LLC.  The Fund's investment sub-advisor, Horizons West Capital Partners (the "Sub-Advisor") attempts to construct a portfolio of ETFs that emphasizes current income while still retaining the potential for capital appreciation.

The Fund currently has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Class A Shares, and Class C Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Class A Shares are subject to an initial sales charge of 5.75% of the offering price, as well as distribution plan fees, which are further discussed in Note 3. The Class C Shares are subject to a contingent deferred sales charge of 1.00% of the offering price on shares redeemed within one year of issuance, as well as distribution plan fees, which are further discussed in Note 3. All share classes are subject to redemption fees within 60 days of the issuance of such shares of 1.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of October 6, 2014 for the Fund's assets measured at fair value:

Horizons West Multi-Strategy
Hedged Income Fund Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Short-Term Investment	$1,275,342	$1,275,342	$-	$-
Total Assets	$1,275,342	$1,275,342	$-	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the final period ended October 6, 2014.  The Fund did not hold any Level 3 securities during the year.  The Fund recognizes transfers at the end of the year.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund's shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.00% of the Fund's average daily net assets.  For the final period ended October 6, 2014, $23,342 in advisory fees were incurred.

Administrator
Fund Accounting and Administration Agreement:  The Nottingham Company ("Administrator") provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.499% and is responsible for the coordination and payment of vendor services and other Fund expenses for such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses:
(i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.  The Fund incurred $11,683 in administration fees for the final period ended October 6, 2014.

Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when the Fund's assets are below $42 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.
The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund's administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund's expenses would likely increase.

(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (the "Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Class A Shares and Class C Shares may incur certain expenses, which may not exceed 0.25% and 1.00% per annum, respectively, of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of Class A , Class C, or support servicing of shareholder accounts.  For the final period ended October 6, 2014, $5,271 in fees were incurred by the Class A Shares, and $2,084 in fees were incurred by the Class C Shares.

4.	Purchases and Sales of Investment Securities

For the final period ended October 6, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
October 6, 2014	$ 5,654,024	$ 5,716,391

There were no long-term purchases or sales of U.S Government Obligations during the period ended October 6, 2014.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions to be taken on federal income tax returns as of and during the period ended October 6, 2014, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

At October 6, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$1,275,342

Unrealized Appreciation	-
Unrealized Depreciation	-
Net Unrealized Appreciation	-

Undistributed Net Investment Income	1,871

Distributable Earnings	$1,871

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

The Board requested close of the Fund as of October 6, 2014.  The Fund liquidated its remaining investors and submitted a final valuation.

Horizons West Multi-Strategy Hedged Income Fund
Additional Information
(Unaudited)

1.    Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, (1) without charge, upon request, by calling 800-773-3863 and (2) on the Securities and Exchange Commission's ("SEC") website at sec.gov.   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's final period ended October 6, 2014.

During the final period ended October 6, 2014, no long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Horizons West Multi-Strategy Hedged Income Fund
Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value April 1, 2014	Ending Account Value October 6, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,015.10	$7.83
	$1,000.00	$ 1,018.12	$7.84
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.50%,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Class A Shares	Beginning Account Value April 1, 2014	Ending Account Value October 6, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,013.90	$9.12
	$1,000.00	$ 1,016.83	$9.14
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.75%,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Class C Shares	Beginning Account Value April 1, 2014	Ending Account Value October 6, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,009.50	$13.01
	$1,000.00	$ 1,012.95	$13.03
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 2.50%,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.   Approval of Sub-Advisory Agreement

The Sub-Advisor supervises the investments of the Fund pursuant to an Investment Sub-Advisory Agreement.  At the annual meeting of the Fund's Board of Trustees August 22, 2013, the Trustees unanimously approved the Investment Sub-Advisory Agreement for an initial term of two years.  In considering whether to approve the Investment Sub-Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Sub-Advisor; (ii) the investment performance of the Fund and the Sub-Advisor; (iii) the costs of the services to be provided and profits to be realized by the Sub-Advisor and their affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Sub-Advisor's practices regarding brokerage and portfolio transactions; and (vi) the Sub-Advisor's practices regarding possible conflicts of interest.
At the meeting, the Trustees reviewed various informational materials, including the Investment Sub-Advisory Agreement for the Fund and a memorandum from the Sub-Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Sub-Advisor's finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Fund.  The Trustees also reviewed a memorandum from the Fund's legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Sub-Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Sub-Advisory Agreement.
(Continued)

Horizons West Multi-Strategy Hedged Income Fund
Additional Information
(Unaudited)

(i)
In considering the nature, extent, and quality of the services provided by the Sub-Advisor to the Fund, the Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement.  The Trustees reviewed the services being provided by the Sub-Advisor to the Fund, including, without limitation, the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; coordination of services for the Fund among the Fund's service providers; and efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares.
The Trustees noted that the Sub-Advisor seeks to achieve the Fund's investment objectives by investing primarily in Exchange-Traded Funds ("ETFs") that emphasizes current income while still retaining the potential for capital appreciation.  The Trustees further noted that the Trust's president/principal executive officer and treasurer/principal financial officer were either employees of the Sub-Advisor or retained by the Sub-Advisor and serve without additional compensation from the Fund.
After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor's business, the Sub-Advisor's compliance program, and the Sub-Advisor's Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.

(ii)
In considering the investment performance of the Fund and the Sub-Advisor, the Trustees discussed the Sub-Advisor's experience with managing investments as well as composite performance of the Sub-Advisor's strategy.  After reviewing the Sub-Advisor's experience managing other accounts, and other factors, the Board of Trustees concluded that the investment performance of the Sub-Advisor was satisfactory.

(iii)
In considering the costs of the services to be provided and profits to be realized by the Sub-Advisor and its affiliates from the relationship with the Fund, including any benefits derived or to be derived by the Sub-Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund under the Investment Sub-Advisory Agreement was 1.00% of average daily net assets.  The Trustees evaluated the Sub-Advisor's staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor's personnel; the Sub-Advisor's compliance program; the financial condition of the Sub-Advisor; the level of commitment to the Fund and the Sub-Advisor by the principals of the Sub-Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Sub-Advisor on behalf of the Fund and the nature and frequency of advisory fee payments.
The Trustees noted that the Sub-Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund's annual operating expenses.  The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor's name, the ability for the Sub-Advisor to place small accounts into the Fund, and the potential for the Sub-Advisor to generate soft dollars from the Fund's trades that may benefit the Sub-Advisor's other clients.
The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the management fee and net expense ratio were lower than the comparable funds and its peer group average.  The Trustees noted that the Fund's assets would be much smaller in size than its peer group average for the initial startup phase. The Trustees also noted that the Sub-Advisor's fee for separate account clients was 0.65% on the first $50 million invested.  The Board then concluded that the fees to be paid to the Sub-Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)
In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustees reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the Fund's fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund's asset levels and, therefore, did not reflect economies of scale.  The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

(Continued)

Horizons West Multi-Strategy Hedged Income Fund
Additional Information
(Unaudited)

The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Administrator since it utilized breakpoints.  The Trustees also noted that the Sub-Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund's expenses.  The Trustees determined that these arrangements provided potential savings for the benefit of the Fund's investors.

Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Sub-Advisor.

(v)
In considering the Sub-Advisor's practices regarding brokerage and portfolio transactions, the Trustees considered the Sub-Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Sub-Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services ("soft dollars").  After further review and discussion, the Board of Trustees determined that the Sub-Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
In considering the Sub-Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Sub-Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Sub-Advisor's code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Sub-Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trust's independent trustees, approved the renewal of the Investment Sub-Advisory Agreement.
6.  Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,000 for the final period ended October 6, 2014 from the Fund for their services to the Fund and Trust.

(Continued)

Horizons West Multi-Strategy Hedged Income Fund
Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Age: 61	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 78	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of World Funds Trust for its twelve series, Gardner Lewis Investment Trust for its two series, Vertical Capital Investors Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Centaur Mutual Funds Trust for its one series from 2004 to 2009 (all registered investment companies).

James H. Speed, Jr. Age: 60	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of the following Brown Capital Management Mutual Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 54	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.

(Continued)

Horizons West Multi-Strategy Hedged Income Fund
Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
Brenda A. Smith Age: 52 300 Conshohocken State Road, Suite 200 West Conshohocken, PA 19428	President (Horizons West Multi-Strategy Hedged Income Fund)	Since 8/12
President of CV Brokerage, Inc. (broker-dealer) since  2010.  Managing Member of CV Investment Advisors, LLC (advisor to the Prophecy Alpha Trading Fund)  since 2012.  Owner of BA Smith & Associates, LLC (accounting and consulting) since 1995.
				n/a	n/a
Katherine M. Honey Age: 40	Secretary	Since 10/13	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Age: 30	Treasurer (Matisse Closed-End Fund Strategy) and Assistant Treasurer of the Trust	Since 1/14	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
John Canning Age: 43	Chief Compliance Officer	Since 8/14	Managing Director, Cipperman Compliance Services, LLC (2011-present). Formerly, Director of Mutual Fund Administration of Nationwide Fund Group (2008-2011).	n/a	n/a

Horizons West Multi-Strategy Hedged Income Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	CV Investment Advisors, LLC
116 South Franklin Street	300 Conshohocken State Road,
Post Office Drawer 4365	Suite 200
Rocky Mount, North Carolina 27803	West Conshohocken, PA 19428

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODES OF ETHICS.
Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Brenda A. Smith
Date: January 8, 2015	Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Horizons West Multi-Strategy Hedged Income Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Brenda A. Smith
Date: January 8, 2015	Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Horizons West Multi-Strategy Hedged Income Fund